Estimated fair value of financial instruments (Tables)	6 Months Ended
Sep. 30, 2014
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2014									September 30, 2014
			Estimated Fair Value									Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3	Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:

Cash and cash equivalents	Rs.	370,835.2	Rs.	370,835.2	Rs.	0	Rs. —	Rs.	370,835.2	Rs.	228,331.5	Rs.	228,331.5	Rs.	0	Rs.	—	Rs.	228,331.5	US$	3,687.5	US$	3,687.5

Term placements		176,481.7		0		176,346.4	—		176,346.4		193,477.8		0		193,441.0		—		193,441.0		3,124.6		3,124.0

Investments held for trading		65,077.9		25.9		65,052.0	—		65,077.9		37,172.5		0		37,172.5		—		37,172.5		600.3		600.3

Investments available for sale*		908,128.9		341.1		907,787.8	—		908,128.9		1,117,322.6		503.5		1,116,819.1		—		1,117,322.6		18,044.6		18,044.6

Securities purchased under agreements to resell		57,322.6		0		57,322.6	—		57,322.6		38,316.1		0		38,316.1		—		38,316.1		618.8		618.8

Loans		3,185,648.1		0		3,220,631.0	—		3,220,631.0		3,402,552.1		0		3,460,050.9		—		3,460,050.9		54,950.8		55,879.4

Accrued interest receivable		40,388.5		0		40,388.5	—		40,388.5		40,371.2		0		40,371.2		—		40,371.2		652.0		652.0

Other assets		186,036.9		0		184,774.8	—		184,774.8		120,979.9		0		119,640.6		—		119,640.6		1,953.8		1,932.2

Financial Liabilities:

Interest-bearing deposits		3,057,154.5		0		3,039,651.4	—		3,039,651.4		3,327,758.5		0		3,313,634.0		—		3,313,634.0		53,742.9		53,514.8

Non-interest-bearing deposits		612,845.6		0		612,845.6	—		612,845.6		576,107.9		0		576,107.9		—		576,107.9		9,304.1		9,304.1

Securities sold under repurchase agreements		0		0		0	—		0		15,000.0		0		15,000.0		—		15,000.0		242.2		242.2

Short-term borrowings		150,775.5		0		151,062.9	—		151,062.9		104,571.9		0		104,708.4		—		104,708.4		1,688.8		1,691.0

Accrued interest payable		27,734.7		0		27,734.7	—		27,734.7		38,870.5		0		38,870.5		—		38,870.5		627.8		627.8

Long-term debt		395,208.6		0		399,998.8	—		399,998.8		406,221.4		0		413,175.8		—		413,175.8		6,560.4		6,672.7

Accrued expenses and other liabilities		295,116.6		0		295,116.6	—		295,116.6		227,425.2		0		227,425.2		—		227,425.2		3,672.9		3,672.9

*	excluding investments carried at cost Rs. 704.4 million (US$11.4 million) (as at March 31, 2014, Rs.695.4 million)